Document And Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information Line Items
Entity Central Index Key	0001953575
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Entity File Number	001-42170
Entity Registrant Name	Collective Mining Ltd.
Entity Incorporation, State or Country Code	A6
Entity Primary SIC Number	1040
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	82 Richmond Street East
Entity Address, Address Line Two	th Floor Toronto
Entity Address, City or Town	Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5C 1P1
City Area Code	(416)
Local Phone Number	451-2727
Title of 12(b) Security	Common Shares without par value
Trading Symbol	CNL
Security Exchange Name	NYSEAMER
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	77,602,208
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	BDO Canada LLP
Auditor Location	Ontario, Canada
Auditor Firm ID	1227
Amendment Flag	false
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 E. 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	(800)
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY